Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Fair Value of Financial Instruments	The carrying amounts and fair value of bonds payable as of December 31, 2021 and 2022 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2021	$52,267,337		$52,429,758
December 31, 2022	47,850,324	$1,557,121	47,027,018	$1,530,329

Summary of Financial Assets Measured at Level 3 Fair Value
For the year ended December
 31, 2020

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,005,714	$—	$755,903	$3,044,562	$4,806,179
Recognized in profit or loss	(17,941)	—	—	—	(17,941)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(149,856)	(2,136)	(151,992)
Effects of foreign currency exchange	(15,455)	—	(15,562)	—	(31,017)
Net increase in trade receivables	—	370,110	—	5,635,706	6,005,816
Trade receivables factoring	—	(370,110)	—	(7,038,983)	(7,409,093)
Purchases	893,234	—	259,168	—	1,152,402
Disposals	(329,370)	—	(121,255)	—	(450,625)
Acquisition through business combinations	387,790	—	—	—	387,790
Exercise of call option	(25,988)	—	—	—	(25,988)

Balance at December 31	$1,897,984	$—	$728,398	$1,639,149	$4,265,531

For the year ended December
 31, 2021

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$1,897,984	$—	$728,398	$1,639,149	$4,265,531
Recognized in profit or loss	131,276	—	—	—	131,276
Recognized in other comprehensive income
Included in unrealized gains on financial assets at FVTOCI	—	—	129,726	63,722	193,448
Effects of foreign currency exchange	(79,614)	—	(4,508)	—	(84,122)
Net increase in trade receivables	—	3,269,782	—	14,940,539	18,210,321
Trade receivables factoring	—	(3,269,782)	—	(9,474,490)	(12,744,272)
Purchases	459,046	—	32,246	—	491,292
Disposals	(107,793)	—	(14,873)	—	(122,666)
Reclassify	—	—	(29,758)	—	(29,758)

Balance at December 31	$2,300,899	$—	$841,231	$7,168,920	$10,311,050

For the year ended December 31, 2022
	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$—	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	—	—	100,739
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(366,862)	(16,746)	(383,608)
Effects of foreign currency exchange	195,415	—	5,558	—	200,973
Net increase (decrease) in trade receivables	—	4,330,075	—	(674,112)	3,655,963
Trade receivables factoring	—	(4,330,075)	—	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	—	372,341
Disposals	(268,200)	(14,930)	(63,051)	—	(346,181)

Balance at December 31	$2,666,264	$—	$436,876	$6,462,426	$9,565,566

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$74,875	$—	$27,375	$233,287	$335,537
Recognized in profit or loss	3,258	20	—	—	3,278
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	—	—	(11,938)	(545)	(12,483)
Effects of foreign currency exchange	6,359	—	181	—	6,540
Net increase (decrease) in trade receivables	—	140,907	—	(21,936)	118,971
Trade receivables factoring	—	(140,907)	—	(509)	(141,416)
Purchases	11,000	466	651	—	12,117
Disposals	(8,728)	(486)	(2,052)	—	(11,266)

Balance at December 31	$86,764	$—	$14,217	$210,297	$311,278

Summary of Categories of Financial Instruments
c.	Categories of financial instruments

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$5,436,280	$8,934,151	$290,731
Measured at amortized cost (Note 1)	200,732,680	188,733,772	6,141,678
FVTOCI
Equity instruments	943,354	482,559	15,703
Debt instruments	1,076,458	1,059,712	34,485
Trade receivables, net	6,092,462	5,402,714	175,812

Financial liabilities

FVTPL
Held for trading	417,660	626,760	20,396
Financial liabilities for hedging	11,497,896	12,204,620	397,157
Measured at amortized cost (Note 2)	339,445,544	318,478,685	10,363,771

Note 1:	The balances included financial assets measured at amortized cost which comprised cash and cash equivalents, trade and other receivables and other financial assets.
Note 2:	The balances included financial liabilities measured at amortized cost which comprised short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Detailed Information About Hedged
December 31, 2021

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$2,954,921
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	3,762,044
Hedge of net investment in foreign operation	Financial liabilities for hedging - non-current	—	4,780,931
December 31, 2022

Hedging Instrument/	Line item in	Carrying Amount
Hedged Items	Balance sheet	Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$—	$—	$3,278,805	$106,697
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	—	—	8,925,815	290,460

Summary of Detailed Information About Hedged Items

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$94,145	$(94,145)	$—	$—	$2,318,517	$(236,362)
Hedge of net investment in foreign operation	(738,600)	738,600	163,776	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(323,884)	$323,884	$—	$—	$2,282,243	$87,522
Hedge of net investment in foreign operation	(509,229)	509,229	673,005	—	—	—

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$(10,540)	$10,540	$—	$—	$74,568	$2,848
Hedge of net investment in foreign operation	(16,571)	16,571	21,901	—	—	—

Summary of Maturity Analysis for Non-derivative Financial Liabilities
December 31, 2021

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,353,176	$48,140,652	$10,216,253	$291,480	$114,201
Obligation under leases	84,978	157,710	687,144	2,585,624	4,929,602
Floating interest rate liabilities	12,565,548	5,180,527	13,416,893	112,493,242	7,494,670
Fixed interest rate liabilities	10,262,781	3,093,668	12,978,593	43,555,458	5,479,867

	$75,266,483	$56,572,557	$37,298,883	$158,925,804	$18,018,340

December 31, 2022

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$65,356,106	$33,887,460	$11,145,612	$20,498	$74,643
Obligation under leases	120,733	201,686	790,427	2,685,977	5,147,266
Floating interest rate liabilities	9,251,237	10,982,036	9,652,804	93,837,521	5,648,699
Fixed interest rate liabilities	12,530,681	9,209,134	9,055,918	44,756,570	29,280

	$87,258,757	$54,280,316	$30,644,761	$141,300,566	$10,899,888

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,126,785	$1,102,748	$362,695	$667	$2,429
Obligation under leases	3,929	6,563	25,722	87,406	167,500
Floating interest rate liabilities	301,049	357,372	314,117	3,053,613	183,817
Fixed interest rate liabilities	407,767	299,679	294,693	1,456,445	953

	$2,839,530	$1,766,362	$997,227	$4,598,131	$354,699

Summary of Maturity Analysis for Derivative Financial Instruments

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2021

Net settled
Forward exchange contracts	$(21,379)	$(1,410)	$—

Gross settled
Forward exchange contracts
Inflows	$2,382,315	$6,817,411	$531,596
Outflows	(2,380,359)	(6,784,689)	(525,920)

	1,956	32,722	5,676

Swap contracts
Inflows	23,759,435	21,272,450	37,841,805
Outflows	(23,814,701)	(21,314,442)	(37,965,438)

	(55,266)	(41,992)	(123,633)

Target redemption forward contracts
Inflows	19,376	43,596	33,216
Outflows	(18,845)	(42,401)	(32,243)

	531	1,195	973

	$(52,779)	$(8,075)	$(116,984)

December 31, 2022

Net settled
Forward exchange contracts	$(11,136)	$11,994	$—

Gross settled
Forward exchange contracts
Inflows	$13,398,921	$4,688,786	$599,796
Outflows	(13,310,433)	(4,687,958)	(534,354)

	88,488	828	65,442

Swap contracts
Inflows	32,274,691	16,429,850	62,187,750
Outflows	(31,891,439)	(15,016,775)	(59,838,031)

	383,252	1,413,075	2,349,719

	$471,740	$1,413,903	$2,415,161

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2022

Net settled
Forward exchange contracts	$(362)	$390	$—

Gross settled
Forward exchange contracts
Inflows	$436,021	$152,580	$19,518
Outflows	(433,141)	(152,553)	(17,389)

	2,880	27	2,129

Swap contracts
Inflows	1,050,266	534,652	2,023,682
Outflows	(1,037,795)	(488,668)	(1,947,219)

	12,471	45,984	76,463

	$15,351	$46,011	$78,592

Summary of Disclosure of Detailed Information about Maturity Analysis of Obligation under Leases
Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$929,832	$2,585,624	$1,731,995	$883,335	$802,765	$1,511,507

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,112,846	$2,685,977	$1,536,779	$939,751	$881,803	$1,788,933

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$36,214	$87,406	$50,009	$30,581	$28,695	$58,215

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$5,474,105	$16,434,562	$534,805
Financial liabilities	76,206,394	91,152,265	2,966,231

Cash flow interest rate risk
Financial assets	69,654,969	41,964,775	1,365,596
Financial liabilities	158,557,225	121,370,564	3,949,579

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2021

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$85,629	$—	$85,629
Forward exchange contracts	—	23,373	—	23,373
Call option and put option of convertible bonds	—	8,463	—	8,463
Target redemption forward contracts	—	500	—	500
Non-derivative financial assets
Quoted ordinary shares	2,683,193	—	—	2,683,193
Private-placement funds	—	—	1,322,686	1,322,686
Contingent considerations	—	—	394,943	394,943
Unquoted preferred shares	—	—	583,270	583,270
Open-end mutual funds	334,223	—	—	334,223

	$3,017,416	$117,965	$2,300,899	$5,436,280

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$820,779	$820,779
Quoted ordinary shares	102,124	—	—	102,124
Unquoted preferred shares	—	—	11,245	11,245

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
Limited partnership	$—	$—	$9,206	$9,206
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,076,458	1,076,458
Trade receivables, net	—	—	6,092,462	6,092,462

	$102,124	$—	$8,010,150	$8,112,274

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$360,797	$—	$360,797
Forward exchange contracts	—	56,863	—	56,863

	$—	$417,660	$—	$417,660

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$3,205,828	$—	$3,205,828
Forward exchange contracts	—	246,710	—	246,710
Non-derivative financial assets
Quoted ordinary shares	2,521,964	—	—	2,521,964
Private-placement funds	—	—	1,599,932	1,599,932
Unquoted preferred shares	—	—	628,156	628,156
Contingent considerations	—	—	438,176	438,176
Open-end mutual funds	293,385	—	—	293,385

	$2,815,349	$3,452,538	$2,666,264	$8,934,151

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$419,491	$419,491
Quoted ordinary shares	45,683	—	—	45,683
Unquoted preferred shares	—	—	13,883	13,883
Limited partnership	—	—	3,502	3,502
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	1,059,712	1,059,712
Trade receivables, net	—	—	5,402,714	5,402,714

	$45,683	$—	$6,899,302	$6,944,985

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$543,547	$—	$543,547
Forward exchange contracts	—	83,213	—	83,213

	$—	$626,760	$—	$626,760

	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2022

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$—	$104,323	$—	$104,323
Forward exchange contracts	—	8,028	—	8,028
Non-derivative financial assets
Quoted ordinary shares	82,069	—	—	82,069
Private-placement funds	—	—	52,064	52,064
Unquoted preferred shares	—	—	20,441	20,441
Contingent considerations	—	—	14,259	14,259
Open-end mutual funds	9,547	—	—	9,547

	$91,616	$112,351	$86,764	$290,731

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$—	$—	$13,651	$13,651
Quoted ordinary shares	1,486	—	—	1,486
Unquoted preferred shares	—	—	452	452
Limited partnership	—	—	114	114
Investments in debt instruments
Unsecured subordinate corporate bonds	—	—	34,485	34,485
Trade receivables, net	—	—	175,812	175,812

	$1,486	$—	$224,514	$226,000

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$—	$17,688	$—	$17,688
Forward exchange contracts	—	2,708	—	2,708

	$—	$20,396	$—	$20,396